CLASS A ORDINARY SHARES (Details)					6 Months Ended
	May 01, 2024 shares	Mar. 29, 2024 USD ($) $ / shares shares	Oct. 16, 2023 shares	Mar. 15, 2023 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Jun. 30, 2024 $ / shares	Jun. 30, 2024 CNY (¥) shares	Mar. 28, 2024 USD ($) $ / shares shares	Dec. 14, 2023 shares	Jun. 30, 2023 shares	Jun. 30, 2021 shares
CLASS A ORDINARY SHARES.
Reverse stock split ratio	0.056				0.2
Number of ordinary shares called for by warrants					863,333	863,333				7,950,769
Stock issued during period, shares, stock splits	0
Shares requested to transfer agent to issue	54,727
Stockholders equity note stock split securities exercisable multiplier	18
Percentage transfer of profit to statutory reserves					10.00%
Transfer of profit to statutory reserves up to certain percentage of registered capital					50.00%
Appropriated retained earnings					$ 568,401	¥ 4,148,929		¥ 4,148,929
Post 2024 Reverse Stock Split
CLASS A ORDINARY SHARES.
Number of ordinary shares called for by warrants					47,963	47,963				441,710
Class A ordinary shares
CLASS A ORDINARY SHARES.
Reverse stock split ratio	0.056	0.056
Ordinary shares, shares authorized		500,000,000			500,000,000	500,000,000		500,000,000	150,000,000
Par value (in dollars per share) | $ / shares		$ 0.0001			$ 0.0001		$ 0.0001		$ 0.0925
Ordinary shares, shares outstanding	141,703,218				7,987,959	7,987,959		7,987,959
Ordinary shares, shares issued			1,175,000		7,987,959	7,987,959		7,987,959
Authorized share capital | $		$ 58,000							$ 15,725,000
Stock issuance (in shares)				8,827,500
Number of ordinary shares called for by warrants								863,333			7,950,769	8,814,102
Class A ordinary shares | Post 2024 Reverse Stock Split
CLASS A ORDINARY SHARES.
Par value (in dollars per share) | $ / shares				$ 1.67
Ordinary shares, shares outstanding	7,927,132
Ordinary shares, shares issued			65,278
Stock issuance (in shares)				490,417
Number of ordinary shares called for by warrants								47,963			441,710	489,673
Class B ordinary shares
CLASS A ORDINARY SHARES.
Reverse stock split ratio	0.056
Ordinary shares, shares authorized		80,000,000			80,000,000	80,000,000		80,000,000	20,000,000
Par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0925	$ 0.0001		$ 0.0001		$ 0.0925
Ordinary shares, shares outstanding					20,000,000	20,000,000		7,100,000
Ordinary shares, shares issued					20,000,000	20,000,000		7,100,000
Pre-funded warrants
CLASS A ORDINARY SHARES.
Stock issuance (in shares)			1,175,000	1,175,000
Number of ordinary shares called for by warrants				10,002,500
Gross proceeds | $				$ 8,000,000
Pre-funded warrants | Post 2024 Reverse Stock Split
CLASS A ORDINARY SHARES.
Stock issuance (in shares)			65,278	65,278
Number of ordinary shares called for by warrants				555,694